RUBY MINE ACQUISITION (Detail) - Schedule of Purchase Price Allocation (USD $)	Dec. 31, 2012	Dec. 31, 2011
Tangible Assets Acquired
Cash/Checking/Savings	$ 5,070
Ruby Gold Mine Claims	1,964,279
Ruby Gold Inc. Certificates of Deposit	171,618
Property and Equipment	906,329
Total Tangible Assets	3,047,296
Assumed Liabilities
Short Term Notes Payable	2,500
Asset Retirement Obligation	171,618
Total Liabilities	174,118
Net Tangible Assets/Liabilities	2,873,178
Goodwill	5,341
Total Net Assets Acquired	2,878,519
Cash Paid (Option Agreement & Purchase Agreement) - prior year	280,000	80,000
Cash Paid (Option Agreement & Purchase Agreement)	280,000	80,000
Fees Paid Escrow Agent at Closing	2,076
Value of Extension of term for 9/27/10 Warrants issued	2,519
Note Payable at closing	1,990,000
Warrant (10,000,000 @$0.02 to 9/27/10 - 12/30/12) - prior year	219,941	149,896
Warrant (2,000,000 @$0.10 to 4/22/11 - 5/1/16)	219,941	149,896
Due diligence fees paid in cash in prior year		4,087
Common Stock valued at $150,000 - prior year		150,000
Total Consideration Paid	$ 2,878,519